Investments in Associates and Joint Ventures - Summarized Financial Information of PG1 (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements of Financial Position:
Noncurrent assets	₱ 542,833	₱ 552,397
Current assets	81,329	73,931
Noncurrent liabilities	(263,199)	(274,589)
Current liabilities	(247,002)	(224,274)
Deficit	(113,961)	₱ (127,465)	₱ (119,665)	₱ (116,290)
PG1 [Member]
Statements of Financial Position:
Noncurrent assets	3,283
Current assets	123
Noncurrent liabilities	(3,146)
Current liabilities	(847)
Deficit	₱ (587)